Restructuring Activities - Summary of Changes in Liabilities for Restructuring Activities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 64	$ 67	$ 67	$ 65	$ 75
Charges	35	37	84	84	61
Payments	(21)		(82)	(82)	(70)
Non-cash charges and other adjustments	(3)		(5)		2
Effect of foreign currency translation and reclassification adjustments	(1)				(3)
Ending balance	74		64	67	65
Transformation Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance				2	46
Charges					(9)
Payments				(2)	(37)
Non-cash charges and other adjustments					3
Effect of foreign currency translation and reclassification adjustments					(1)
Ending balance					2
Productivity Initiatives and Legacy Programs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		67	67	63	29
Charges			84	84	70
Payments			(82)	(80)	(33)
Non-cash charges and other adjustments			(5)		(1)
Effect of foreign currency translation and reclassification adjustments					(2)
Ending balance			$ 64	$ 67	$ 63